CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JANUARY 22, 2016,

TO THE PROSPECTUS DATED JANUARY 1, 2016, AS REVISED JANUARY 4, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

LARGE CAPITALIZATION VALUE EQUITY FUND

HGK Asset Management Inc. (“HGK”) is no longer an investment sub-adviser of the Large Capitalization Value Equity Fund. As such, all references to HGK are removed from the Prospectus.

Effective January 11, 2016, Delaware Investments Fund Advisers (“Delaware”) will commence as a new investment sub-adviser to the Large Capitalization Value Equity Fund.

Effective January 11, 2016, the following is added to the disclosure related to the Large Capitalization Value Equity Fund in the Sub-advisers and portfolio managers chart on page 6 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Delaware	2016
Kristen E. Bartholdson, Vice President, Senior Portfolio Manager — Delaware	2016
Nikhil G. Lalvani, CFA®, Vice President, Senior Portfolio Manager — Delaware	2016
Anthony A. Lombardi, CFA®, Vice President, Senior Portfolio Manager — Delaware	2016
Robert A. Vogel Jr., CFA®, Vice President, Senior Portfolio Manager — Delaware	2016

Effective January 11, 2016, the following is added to the disclosure related to the Large Capitalization Value Equity Fund in the How the Sub-advisers select the Fund’s Investments section on page 44 of the Prospectus:

Delaware Investments Fund Advisers (“Delaware”) invests primarily in securities of large-capitalization companies that Delaware believes have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Delaware follows a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, Delaware seeks to select securities that it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash-flow potential or the asset value of the respective issuers.

Effective January 11, 2016, the following is added to the disclosure for the Large Capitalization Value Equity Fund in the Fund management section under the heading The Sub-advisers on page 65 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Value Equity Fund	Delaware Investments Fund Advisers (“Delaware”) 2005 Market Street Philadelphia, PA 19103	30%	D. Tysen Nutt Jr. Senior Vice President, Senior Portfolio Manager, Team Leader (2004-present). Mr. Nutt is the team leader and a senior portfolio manager for Delaware’s Large-Cap Value team.	2016

			Kristen E. Bartholdson Vice President, Senior Portfolio Manager (2006-present). Ms. Bartholdson is a senior portfolio manager for Delaware’s Large-Cap Value team.	2016

			Nikhil G. Lalvani, CFA® Vice President, Senior Portfolio Manager (1997-present). Mr. Lalvani is a senior portfolio manager for Delaware’s Large-Cap Value team. At Delaware, he has worked as both a fundamental and quantitative analyst.	2016

			Anthony A. Lombardi, CFA® Vice President, Senior Portfolio Manager (2004-present). Mr. Lombardi is a senior portfolio manager for Delaware’s Large-Cap Value team.	2016

			Robert A. Vogel Jr., CFA® Vice President, Senior Portfolio Manager (2004-present). Mr. Vogel is a senior portfolio manager for Delaware’s Large-Cap Value team.	2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JANUARY 22, 2016,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

LARGE CAPITALIZATION VALUE EQUITY FUND

HGK Asset Management Inc. (“HGK”) is no longer an investment sub-adviser of the Large Capitalization Value Equity Fund. As such, all references to HGK are removed from the SAI.

Effective January 11, 2016, Delaware Investments Fund Advisers (“Delaware”) will commence as a new investment sub-adviser to the Large Capitalization Value Equity Fund.

Effective January 11, 2016, the following is added to the Other Accounts Managed by Portfolio Managers disclosure related to the Large Capitalization Value Equity Fund in the Portfolio Manager Disclosure table on page 57 of the SAI:

Delaware Investments Fund Advisers

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts(1)	Assets(1)	Accounts(1)	Assets(1)	Accounts(1)	Assets(1)
D. Tysen Nutt, Jr.*	9	$12.4 billion	6	$1.0 billion	36	$7.2 billion
Kristen E. Bartholdson*	8	$12.1 billion	6	$1.0 billion	38	$7.2 billion
Nikhil G. Lalvani, CFA®*	8	$12.1 billion	6	$1.0 billion	39	$7.2 billion
Anthony A. Lombardi, CFA®*	8	$12.1 billion	6	$1.0 billion	35	$7.2 billion
Robert A. Vogel, Jr., CFA® *	8	$12.1 billion	6	$1.0 billion	39	$7.2 billion

(1)	As of December 31, 2015.
*	Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of December 31, 2015 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
D. Tysen Nutt, Jr.	0	$0	0	$0	1	$2.4 billion
Kristen E. Bartholdson	0	$0	0	$0	1	$2.4 billion
Nikhil G. Lalvani, CFA®	0	$0	0	$0	1	$2.4 billion
Anthony A. Lombardi, CFA®	0	$0	0	$0	1	$2.4 billion
Robert A. Vogel, Jr., CFA®	0	$0	0	$0	1	$2.4 billion

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE